Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Note 3.	Summary of Significant Accounting Policies

Basis of presentation

The accompanying financial statements are unaudited. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of such consolidated financial statements have been included. Such interim results are not necessarily indicative of full year results. The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial reporting and accordingly they do not include all of the information and footnotes required in the annual consolidated financial statements and accompanying footnotes. The year-end condensed balance sheet data was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. The consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2012 of Holdings included in APAM’s prospectus dated March 6, 2013, filed with the SEC in accordance with Rule 424(b) of the Securities Act of 1933 on March 7, 2013, which is accessible on the SEC’s website at www.sec.gov.

The accompanying financial statements were prepared in accordance with U.S. GAAP and related rules and regulations of the SEC. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates or assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates or assumptions.

Principles of consolidation

Artisan’s policy is to consolidate all subsidiaries in which it has a controlling financial interest and variable interest entities (“VIEs”) of which Artisan is deemed to be the primary beneficiary. The primary beneficiary is deemed to be the entity that has the power to govern the financial and operating policies of the subsidiary so as to obtain benefits from its activities. The Consolidated Financial Statements include the accounts of APAM, all subsidiaries in which APAM has a direct or indirect controlling financial interest and VIEs of which Artisan is deemed to be the primary beneficiary. All material intercompany balances have been eliminated in consolidation.

At June 30, 2013 and December 31, 2012, Artisan’s wholly-owned subsidiary, Artisan Partners Alternative Investments GP LLC, was the general partner of Artisan Partners Launch Equity LP (“Launch Equity”), a private investment partnership that is considered a VIE. Launch Equity is considered an investment company and therefore accounted for under Accounting Standard Codification Topic 946, “Financial Services—Investment Companies”. Artisan has retained the specialized industry accounting principles of this investment company in its Consolidated Financial Statements. See Note 9, “Variable and Voting Interest Entities” for additional details.

Tax Receivable Agreements (“TRAs”)

In connection with the IPO, APAM entered into two tax receivable agreements. Under the first TRA, APAM generally is required to pay to the holders of convertible preferred stock issued as consideration for the H&F Corp Merger (or Class A common stock issued upon conversion of that convertible preferred stock) 85% of the applicable cash savings, if any, in U.S. federal and state income tax that APAM actually realizes (or is deemed to realize in certain circumstances) as a result of (i) the tax attributes of the preferred units APAM acquired in the merger, (ii) net operating losses available as a result of the merger and (iii) tax benefits related to imputed interest.

Under the second TRA, APAM generally is required to pay to the holders of limited partnership units of Holdings (or Class A common stock or convertible preferred stock issued upon exchange of limited partnership units) 85% of the applicable cash savings, if any, in U.S. federal and state income tax that APAM actually realizes (or is deemed to realize in certain circumstances) as a result of (i) certain tax attributes of their units sold to APAM or exchanged (for shares of Class A common stock or convertible preferred stock) and that are created as a result of the sales or exchanges and payments under the TRAs and (ii) tax benefits related to imputed interest. Under both agreements, APAM generally will retain the benefit of the remaining 15% of the applicable tax savings.

For purposes of the TRAs, cash savings in tax are calculated by comparing APAM’s actual income tax liability to the amount it would have been required to pay had it not been able to utilize any of the tax benefits subject to the TRAs, unless certain assumptions apply. The TRAs will continue in effect until all such tax benefits have been utilized or expired, unless APAM exercises its right to terminate the agreements or payments under the agreements are accelerated in the event that APAM materially breaches any of its material obligations under the agreements. The actual increase in tax basis, as well as the amount and timing of any payments under these agreements, will vary depending upon a number of factors, including the timing of exchanges by the holders of limited partnership units, the price of the Class A common stock or the value of the convertible preferred stock, as the case may be, at the time of the exchange, whether such exchanges are taxable, the amount and timing of the taxable income APAM generates in the future and the tax rate then applicable and the portion of APAM’s payments under the TRAs constituting imputed interest.

Payments under the TRAs, if any, will be made pro rata among all TRA counterparties entitled to payments on an annual basis to the extent APAM has sufficient taxable income to utilize the increased depreciation and amortization charges. We expect to make payments under the TRAs, to the extent they are required, within 125 days after APAM’s federal income tax return is filed for each fiscal year. Interest on such payments will begin to accrue at a rate equal to one-year LIBOR plus 100 basis points from the due date (without extension) of such tax return.

Comprehensive income (loss)

Total comprehensive income (loss) includes net income and other comprehensive income. Other comprehensive income (loss) consists of the change in unrealized gains (losses) on available-for-sale investments and foreign currency translation, net of related tax effects. The tax effects of components of other comprehensive income (loss) is calculated on the portion of comprehensive income (loss) attributable to APAM.

Accumulated Other Comprehensive Income (Loss), net of tax, in the accompanying Unaudited Condensed Consolidated Statements of Financial Condition represents the portion of accumulated other comprehensive income attributable to APAM, and consists of the following:

	As of June 30, 2013	As of December 31, 2012
Unrealized gain on investments	$805	$—
Foreign currency translation	(57)	—

Accumulated Other Comprehensive Income (Loss)	$748	$—

Comprehensive income (loss) attributable to noncontrolling interests—Artisan Partners Holdings on the Unaudited Consolidated Statements of Comprehensive Income (Loss) represents the portion of comprehensive income (loss) attributable to the economic interests in Holdings held by the limited partners of Holdings. For periods prior to the IPO, all comprehensive income (loss) is entirely attributable to noncontrolling interests.

Recent accounting pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-11, Disclosures about Offsetting Assets and Liabilities. The ASU requires an entity to disclose information about offsetting and related arrangements for financial and derivative instruments to provide information on the effect of those arrangements on its financial position. In January 2013, the FASB also issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This ASU clarifies the scope of ASU 2011-11 to specify the disclosures apply to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. These amendments are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of ASU 2011-11 and ASU 2013-01 did not have an impact on our financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The ASU requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. The ASU also requires presentation, either on the face of the statement where net income is presented or in the notes to the financial statements, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. However, such disclosure is only required if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required to be reclassified in their entirety to net income, an entity should cross-reference to other disclosures that provide additional detail about those amounts. For public entities, the ASU is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of ASU 2013-02 did not have an impact on our financial statements.

In March 2013, the FASB issued ASU 2013-05, Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity. The ASU clarifies the interaction between ASC 810-10, Consolidation—Overall, and ASC 830-30, Foreign Currency Matters—Translation of Financial Statements, when releasing the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity. The ASU is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. We do not currently expect the adoption of this ASU to have an impact on our financial statements.

In June 2013, the FASB issued ASU 2013-08, Investment Companies (Topic 946). The ASU changes the approach to the investment company assessment in Topic 946, clarifying the characteristics of an investment company and provides comprehensive guidance for assessing whether an entity is an investment company. This update would also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting and to include additional disclosures. The ASU is effective for reporting periods beginning after December 15, 2013. We are currently evaluating the impact of this ASU on Launch Equity for 2014.

2.	Summary of significant accounting policies

Basis of presentation

The accompanying Consolidated Financial Statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and related rules and regulations of the U.S. Securities and Exchange Commission. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates or assumptions that affect the reported amounts and disclosures in the Consolidated Financial Statements. Actual results could differ from these estimates or assumptions.

Principles of consolidation

The Consolidated Financial Statements include the accounts of APAM and its subsidiaries. All material intercompany balances have been eliminated in consolidation.

Artisan’s policy is to consolidate all subsidiaries in which it has a controlling financial interest, which is usually demonstrated when it owns a majority of the voting interest in an entity, and variable interest entities (“VIEs”) where Artisan is deemed to be the primary beneficiary. The primary beneficiary is deemed to be the entity that has the power to govern the financial and operating policies of the subsidiary so as to obtain benefits from its activities.

At December 31, 2012 and 2011 our wholly-owned subsidiary, Artisan Alternatives, was the general partner of Launch Equity, a private investment partnership that is considered a VIE where Artisan is deemed to be the primary beneficiary. Launch Equity is an investment company and therefore accounted for under Accounting Standard Codification Topic 946, “Financial Services—Investment Companies.” Artisan has retained the specialized industry accounting principles of this investment product in its Consolidated Financial Statements. See Note 7, “Consolidated Investment Products” for additional details. At December 31, 2010, Artisan did not have any VIEs.

Artisan Funds and Artisan Partner Global Funds Public Limited Company (“Artisan Global Funds”), a family of Ireland based UCITS, are corporate entities the business and affairs of which are managed by their respective boards of directors. The shareholders of the funds retain all voting rights, including the right to elect and reelect members of their respective boards of directors. While we hold, in limited cases, direct investments in a fund (which are made on the same terms as are available to other investors and do not represent a majority voting interest in any fund), we do not have a controlling financial interest or a majority voting interest and, as such, Artisan does not consolidate these entities.

Operating segments

Artisan operates in one segment, the investment management industry. Artisan provides investment management services to separate accounts and mutual funds and other pooled investment vehicles. Management assesses the financial performance of these vehicles on a combined basis.

Cash and cash equivalents

Artisan defines cash and cash equivalents as money market funds and other highly liquid investments with original maturities of 90 days or less. Cash and cash equivalents are stated at cost, which approximates fair value. Cash and cash equivalents are subject to credit risk and were primarily maintained in demand deposit accounts with financial institutions. At December 31, 2012, all non-interest bearing accounts were fully insured by the Federal Deposit Insurance Company (“FDIC”). Unlimited FDIC insurance expired on January 1, 2013.

Cash and cash equivalents of Launch Equity

Cash and cash equivalents of Launch Equity represent cash and equivalents of Launch Equity, a private investment partnership that is considered a VIE. Launch Equity defines cash and cash equivalents as highly liquid investments which have original maturities of 60 days or less. Cash and cash equivalents of consolidated investment products are stated at cost, which approximates fair value. See Note 7, “Consolidated investment products,” for additional details.

Foreign currency translation

Assets and liabilities of foreign operations whose functional currency is not the U.S. dollar are translated at prevailing year-end exchange rates. Revenue and expenses of such foreign operations are translated at average exchange rates during the year. The net effect of the translation adjustment for foreign operations is included in other comprehensive income (loss) on the Consolidated Statements of Comprehensive Income (Loss) and Noncontrolling interest—Artisan Partners Holdings on the Consolidated Statements of Changes in Stockholders’ Equity.

Accounts receivable

Accounts receivable primarily reflects investment management fees receivable from clients other than Artisan Funds, the fees from which are received on the last business day of each month. Artisan’s accounts receivable balances do not include any allowance for doubtful accounts nor has any bad debt expense attributable to accounts receivable been recorded for the years ended December 31, 2012, 2011 and 2010. Artisan believes all accounts receivable balances are fully collectible.

Accounts receivable of Launch Equity

Accounts receivable of Launch Equity represents the value of securities sold by Launch Equity but not yet settled. See Note 7, “Consolidated investment products,” for additional details.

Investment securities

Investment securities consist of investments in equity mutual funds for which Artisan is the investment adviser and are classified as available-for-sale. These securities primarily represent securities held in connection with an incentive compensation plan established during 2011. This incentive compensation plan provides certain portfolio managers with additional cash compensation over a three-year period based on the then-current value of the investment securities, which are shares of mutual funds managed by such portfolio managers. Artisan is not required to purchase additional securities as part of this plan. Investments provide exposure to various risks, including price risk (the risk of a potential future decline in value of the investment) and foreign currency risk. Investments in registered mutual funds are carried at fair value at their respective net asset values as of the valuation date. Fair value is defined as the price that Artisan would expect to have received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Unrealized gains (losses) on available-for-sale securities are recorded as a component of Total comprehensive income (loss). Dividend income from these investments is recognized when earned and is included in Other non-operating gains in the Consolidated Statements of Operations. Realized gains (losses) are computed on a specific identification basis and are recorded in Other non-operating gains in the Consolidated Statements of Operations.

Investment securities of Launch Equity

Investment securities of Launch Equity represent investments held by Launch Equity. The carrying value of Launch Equity’s investments is also their fair value. Long and short positions in equity securities are valued based upon closing market prices of the security on the principal exchange on which the security is traded. See Note 7, “Consolidated investment products,” for additional details.

Property and equipment

Property and equipment are carried at cost, less accumulated depreciation. Depreciation for office furniture is recognized over the applicable life of the asset class, typically seven years. Depreciation for computer hardware and equipment is recognized over the applicable life of the asset class, typically five years. Depreciation for leasehold improvements is recognized over the applicable life of the asset class, typically the lesser of the economic useful life of the improvement or the remaining term of the lease. Depreciation for computer software is recognized over the applicable life of the asset class, typically three years.

Restricted cash

Restricted cash represents cash that is restricted as collateral on a standby letter of credit related to a lease obligation at December 31, 2012 and 2011.

Derivative instruments

Artisan attempted to manage its exposure to changes in market rates of interest on its term loan through the use of derivative instruments. Artisan’s use of derivative instruments was limited to interest rate swaps used to manage the interest rate exposure related to its variable rate term loan. As of and for the year ended December 31, 2010, Artisan designated its interest rate swaps as a hedge of the benchmark interest rate on future interest payments to remove the exposure to variations in cash flows related to interest expense. Artisan monitored its position and the credit rating of the counterparties and did not anticipate non-performance by any party to the interest rate swaps.

The interest rate swaps were carried at fair value. For the year ended December 31, 2010 the change in fair value that related to the effective portion of the cash flow hedge were recorded as a component of Total comprehensive income (loss) and the ineffective portion recorded as Gain (loss) on interest rate swap. During the year ended December 31, 2011, Artisan discontinued the hedge accounting relationship related to the cash flow hedge. As such, cumulative amounts recorded in Total comprehensive income (loss) were reclassified to current earnings as Gain (loss) on interest rate swap. Changes in fair value occurring after the date of discontinuance were recorded as Gain (loss) on interest rate swap.

During the year ended December 31, 2012, Artisan terminated the interest rate swap contract in connection with the repayment of all of the then-outstanding principal amount of our term loan. Final settlement of the swap contract was $1,135. See Note 6, “Derivative instruments,” for additional details.

Payables of Launch Equity

Payables of Launch Equity represent payables for securities purchased by Launch Equity but not yet settled. See Note 7, “Consolidated investment products,” for additional details.

Securities sold, not yet purchased of Launch Equity

Securities sold, not yet purchased of Launch Equity represent securities sold short, at fair value, held by Launch Equity. See Note 7, “Consolidated investment products,” for additional details.

Revenue recognition

Investment management fees are generally computed as a percentage of assets under management and recognized as earned. Fees for providing investment advisory services are computed and billed in accordance with the provisions of the applicable investment management agreements. The investment management agreements for a small number of accounts provide for performance-based fees. Performance-based fees, if earned, are recognized on the contractually determined measurement date. Performance-based fees generally are not subject to claw back as a result of performance declines subsequent to the most recent measurement date.

Unit-based compensation

In accordance with the provisions of the Partnership Agreement and the terms of the corresponding grant agreements, Class B interests reclassified as Class B common units granted to the Class B limited partners of Holdings are generally entitled to pro rata allocations of profits and losses and other items and distributions of cash and other property. Class B common units vest ratably over a five-year vesting period, beginning on the date of grant. Vesting is accelerated upon the occurrence of certain events, including a change in control as defined in the grant agreements.

Vested Class B common units are classified as share-based liability awards. Vested Class B common units of a terminated partner are redeemed in cash, generally in annual installments over the five years following termination of employment. The Partnership redeems the vested Class B common units at a value determined in accordance with the terms of the grant agreement pursuant to which the common units were granted, which includes a premium in the case of employment terminated by reason of death, disability or retirement. The redemption value of Class B common units has been calculated assuming a holder’s termination of employment was the result of resignation or involuntary termination by Artisan and has been recorded as Class B liability award on the Consolidated Statements of Financial Condition. For individuals who have given notice of retirement in accordance with their grant agreements and such notice has been accepted by Artisan, the redemption value of the Class B common units has been calculated using the retirement valuation as of the notice date. Prior to April 6, 2011, compensation cost was measured at the grant date based on the intrinsic value of the common units granted. Intrinsic value was determined using the redemption value of the Class B awards. Effective April 6, 2011, compensation cost is measured at the grant date based on the fair value of the common units granted. Compensation cost is recognized as expense over the requisite service period for vesting, typically five years. Compensation cost is re-measured each period with any incremental changes in value subsequent to the grant date expensed over the remaining vesting period. Changes in value that occur after the end of the vesting period are recorded as compensation cost in the period in which the changes occur through settlement of the common units.

Distributions of the Partnership’s net income associated with Class B common units are recorded to Compensation and benefits expense.

Distribution fees

Artisan Funds has authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange, and redemption orders for shares of Artisan Funds on the Funds’ behalf. Many authorized agents charge a fee for accounting and shareholder services provided to Fund shareholders on the Fund’s behalf. Those services typically include recordkeeping, transaction processing for shareholders’ accounts, and other services. The fee is either based on the number of accounts to which the intermediary provides such services or a percentage of the average daily value of Fund shares held in such accounts. The Funds pay a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the shares were registered directly on the books of the Fund’s transfer agent. Artisan pays the balance of those fees which includes compensation to the authorized agent for its distribution and marketing of Artisan Funds shares.

Distribution fees paid to authorized agents were as follows:

	For the years ended December 31,
	2012	2011	2010
Total authorized agent fees incurred	$88,818	$86,166	$74,929
Less: fees incurred by Artisan Funds	62,736	61,431	52,843

Fees incurred by Artisan	26,082	24,735	22,086
Other marketing expenses	2,908	1,439	936

Total distribution and marketing	$28,990	$26,174	$23,022

Accrued fees to authorized agents as of December 31, 2012 and 2011 were $3,592 and $3,075, respectively, and are included in Accounts payable, accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.

Leases

Rent under non-cancelable operating leases with scheduled rent increases is accounted for on a straight-line basis over the lease term, beginning on the date of initial possession or the effective date of the lease agreement. Allowances and other lease incentives provided by Artisan’s landlords are amortized on a straight-line basis as a reduction of rent expense. The difference between straight-line rent expense and rent paid and the unamortized deferred lease costs and build-out allowances are recorded as Deferred lease obligations in the Consolidated Statements of Financial Condition.

Loss contingencies

Artisan considers the assessment of loss contingencies as a significant accounting policy because of the significant uncertainty relating to the outcome of any potential legal actions and other claims and the difficulty of predicting the likelihood and range of the potential liability involved, coupled with the material impact on our results of operations that could result from legal actions or other claims and assessments. Artisan recognizes estimated costs to defend as incurred. Potential loss contingencies are reviewed at least quarterly and are adjusted to reflect the impact and status of settlements, rulings, advice of counsel and other information pertinent to a particular matter. Significant differences could exist between the actual cost required to investigate, litigate and/or settle a claim or the ultimate outcome of a suit and management’s estimate. These differences could have a material impact on Artisan’s results of operations, financial position, or cash flows. Recoveries of losses are recognized in the Consolidated Statements of Operations when receipt is deemed probable. No loss contingencies were recorded at December 31, 2012, 2011, and 2010. There is currently no litigation in process or outstanding.

Commitments and contingencies

Under the terms of the Partnership Agreement, the preferred units entitle their holders to preferential distributions upon the occurrence of certain events and a right to require the Partnership to redeem the preferred units for an aggregate amount of $357,194 on July 3, 2016 under certain circumstances.

Income taxes

Artisan Partners Holdings is organized as a limited partnership and is taxed as a partnership for United States income tax purposes and therefore files federal and state flow through income tax returns. As a result, no U.S. current or deferred income tax assets or liabilities are reflected in these financial statements. Each of Artisan Partners Holdings’ partners is obligated to report that partner’s proportionate share of Artisan Partners Holdings’ taxable income or loss. The income tax provision consists of foreign income taxes of UKCo. UKCo is the founder member of Artisan UK. UKCo is a private limited corporation and pays corporate tax in the United Kingdom. UKCo records a tax liability for corporation tax at the current rates on the excess of taxable income over allowable expenses. During the years ended December 31, 2012, 2011 and 2010, UKCo incurred $1,047, $1,162 and $1,281 in UK corporate tax, respectively.

As a result of the IPO, APAM became subject to U.S. C-corporation federal and state income tax on its allocable portion of the income of Artisan Partners Holdings. During the years ended December 31, 2012, 2011 and 2010, APAM was not allocated any of Holdings’ income and therefore did not incur any U.S. income tax provision.

Artisan accounts for uncertain income tax positions by recognizing the impact of a tax position in its consolidated financial statements when Artisan believes it is more likely than not that the tax position would not be sustained upon examination by the appropriate tax authorities based on the technical merits of the position. Interest and penalties relating to tax liabilities are recognized on actual tax liabilities and exposure items. Interest is accrued according to the provisions of the relevant tax law and is reported as Interest expense in the Consolidated Statements of Operations. Penalties are accrued when Artisan expects to take the related position in its tax return and are reported as Other income (loss) within the Non-operating income (loss) section of the Consolidated Statements of Operations.

Comprehensive income (loss)

Total comprehensive income (loss) includes net income and other comprehensive income. Other comprehensive income (loss) consists of the change in unrealized gains (losses) on available-for-sale investments and foreign currency translation, net of related tax effects. Comprehensive income (loss) attributable to noncontrolling interests - Artisan Partners Holdings on the Consolidated Statements of Comprehensive Income (Loss) represents the portion of comprehensive income (loss) attributable to the economic interests in Holdings held by the limited partners of Holdings. For periods prior to the IPO, all comprehensive income (loss) is entirely attributable to noncontrolling interests.

Accumulated Other Comprehensive Income (Loss) is included in Noncontrolling interest—Artisan Partners Holdings in the accompanying Consolidated Statements of Changes in Stockholders’ Equity, and consists of the following:

	For the years ended December 31,
	2012	2011	2010
Unrealized gain on investments	$1,906	$68	$130
Unrealized loss on interest rate swap	—	—	(6,434)
Foreign currency translation	58	(75)	(57)

	$1,964	$(7)	$(6,361)

Partnership distributions

Artisan makes distributions of its net income to its partners for income taxes as required under the terms of the Partnership Agreement. Tax distributions are calculated utilizing the highest combined individual federal, state and local income tax rate among the various locations in which the partners, as a result of owning their interests in the Partnership, are subject to tax, assuming maximum applicability of the phase-out of itemized deductions contained in the Internal Revenue Code, multiplied by each partner’s share of taxable income. Artisan also makes distributions of its net income under the terms of the Partnership Agreement. Distributions are recorded in the financial statements on the declaration date. Partnership distributions totaled $135,039, $122,822 and $54,338 for the years ended December 31, 2012, 2011 and 2010, respectively, and are reported as Pre-offering related compensation—other within the Consolidated Statements of Operations and Partnership distributions within the Consolidated Statements of Changes in Stockholders’ Equity (Deficit).

Earnings per Share

Basic earnings per share is computed by dividing income available to Class A common stockholders by the weighted average number of Class A common shares outstanding during the period. Income available to Class A common stockholders is computed by deducting from net income attributable to APAM, dividends declared or paid to convertible preferred stockholders during the period and allocating undistributed earnings to the Class A common shares and participating securities, according to their respective rights to participate in those earnings. The IPO and related reorganization closed on March 12, 2013. All income for the period prior to that date was entirely allocable to noncontrolling interest. As a result, APAM earnings per share was $0 for the three years in the period ended December 31, 2012.

Recent accounting pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-05 which amends the Presentation of Comprehensive Income Topic, or Topic 220, of the FASB Accounting Standards Codification (“ASC”). This update, which was further amended by ASU 2011-12, eliminates the option to present other comprehensive income in the Statement of Changes in Stockholders’ Equity (Deficit) and Accumulated Other Comprehensive Income (Loss). Two alternatives are provided; an entity can elect to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. Artisan adopted the amendments to this Topic and they are accordingly reflected in the new financial statement, “Consolidated Statements of Comprehensive Income (Loss)”.

In May 2011, the FASB issued ASU 2011-04, which updates the disclosure guidance in the Fair Value Measurements and Disclosures Topic, or ASU Topic 820. This update clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. Required disclosures are expanded under the new guidance, particularly for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used and a narrative description of the valuation processes in place will be required. ASU 2011-04 is effective in interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. Artisan has adopted this Topic and this did not impact the Consolidated Financial Statements.

In February 2013, the FASB issued ASU 2013-02, which updates the presentation of information about amounts reclassified out of accumulated other comprehensive income and their corresponding effect on net income in one place. Currently, this information is presented in different places throughout the financial statements. ASU 2013-02 is effective prospectively in interim and annual periods beginning after December 15, 2012.